Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 4,912	$ 7,313
Marketable securities	2,358	1,166
Other investments	2,063	0
Accounts receivable	54	374
Prepaid expenses and deposits	522	592
Current assets	9,909	9,445
Non-current assets:
Restricted cash	144	144
Prepaid expenses and deposits	77	111
Property and equipment	326	588
Mineral property interests	45,200	142,639
Company’s equity share of net assets of associate	29,456	36,248
Non-current assets	75,203	179,730
Total assets	85,112	189,175
Current liabilities:
Accounts payable and accrued liabilities	855	1,034
Lease liability	65	154
Flow-through share premium liability	944	544
Current liabilities	1,864	1,732
Non-current liabilities:
Lease liability	0	74
Provision for site reclamation and closure	5,045	4,495
Total liabilities	6,909	6,301
Equity:
Share capital	312,723	310,277
Share option and warrant reserve	22,684	21,660
Accumulated other comprehensive loss	(12)	(9)
Deficit	(257,192)	(149,054)
Total equity	78,203	182,874
Total liabilities and equity	$ 85,112	$ 189,175